Held-for-sale disposal group and discontinued operations - Assets and Liabilities of the Discontinued Operations (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets classified as held for sale	$ 201,719	$ 128,398
Long-term assets classified as held for sale	0	79,495
Current liabilities classified as held for sale	136,177	84,488
Noncurrent liabilities classified as held for sale	0	40,460
Discontinued Operations, Held-for-Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	21,383
Light-Duty | Discontinued Operations, Held-for-Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	15,319	22,892
Accounts receivable	67,947	54,316
Inventories	53,383	46,858
Prepaid expenses	5,772	4,332
Current assets classified as held for sale	142,421	128,398
Long-term investments	3,331	2,866
Property, plant, and equipment	43,775	38,836
Operating lease right-of-use asset	21,744	18,196
Intangible assets	5,179	5,184
Deferred income tax assets	10,196	9,695
Goodwill	3,257	2,876
Other long-term assets	1,999	1,842
Long-term assets classified as held for sale	89,481	79,495
Valuation allowance from classifying the discontinued operations as held-for-sale	(30,183)	0
Total assets classified as held for sale	201,719	207,893
Accounts payable and accrued liabilities	78,048	68,688
Current portion of operating lease liabilities	2,703	2,336
Current portion of long-term debt	9,763	10,755
Current portion of warranty liabilities	3,416	2,709
Current liabilities classified as held for sale	93,930	84,488
Long-term operating lease liabilities	19,170	15,885
Long-term debt	14,487	16,135
Warranty liabilities	1,888	1,456
Deferred income tax liabilities	3,588	4,029
Other long-term liabilities	3,114	2,955
Noncurrent liabilities classified as held for sale	42,247	40,460
Total liabilities classified as held for sale	$ 136,177	$ 124,948